FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Of Each Investment Designated As Measured At Fair Value Through Other Comprehensive Income Explanatory [Abstract]
Schedule of Financial Assets At Fair Value Through Other Comprehensive Income

	2022 £m	2021 £m
Debt securities:
Government securities	11,196	14,599
Asset-backed securities	138	55
Corporate and other debt securities	11,511	13,131
	22,845	27,785
Equity shares	1	1
Total financial assets at fair value through other comprehensive income	22,846	27,786